Effects on initial application of IFRS 9 - Summary of Carrying Amount of Financial Assets Transferred (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at amortized cost	$ 254,801		$ 237,420
Retained earnings	5,401,569	$ 192,364	4,651,215
Deferred tax liabilities	$ 310,427	$ 11,055	$ 309,129	$ 308,759		$ 174,293
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings					$ (1,940)
IAS 39 [member]
Disclosure of financial assets [Line Items]
Other financial assets					70,241
IFRS 9 [member]
Disclosure of financial assets [Line Items]
Financial assets at amortized cost					70,241
IFRS 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings					29,077
Other equity interest					42,165
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings					28,584
Other equity interest					42,165
Deferred tax liabilities					8,636
Financial assets at fair value through other comprehensive income, category [member] | IAS 39 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets					9,950
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets					89,335
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings					493
Financial assets at fair value through profit or loss, category [member] | IAS 39 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets					10,940
Financial assets at fair value through profit or loss, category [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets					$ 11,433